ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Supplement dated August 1, 2011,
 to the Prospectus dated May 1, 2011

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

1.	Effective July 1, 2011, BlackRock Advisors, LLC replaced BlackRock Institutional Management Corporation as the subadviser to the AZL® Money Market Fund.

All references to BlackRock Institutional Management Corporation are deleted and replaced with BlackRock Advisors, LLC.

The following information concerning BlackRock Advisors, LLC is added to “The Subadvisers of the Funds” table, beginning on page 112.  The entry for BlackRock Institutional Management Corporation, on page 113, is deleted:

BlackRock Advisors, LLC is a wholly owned subsidiary of BlackRock, Inc., one of the world’s largest asset management firms with over $3.56 trillion in assets under management as of December 31, 2010. BlackRock has both the experience and expertise to offer a broad range of investment services to many diversified market segments.
AZL Money Market Fund

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2.
All references to Debra Jelilian are deleted as a portfolio manager for the following funds: AZL®  International Index Fund, AZL®  Mid Cap Index Fund, AZL®  Russell 1000 Growth Index Fund, AZL®  Russell 1000 Value Index Fund, AZL®  S&P 500 Index Fund, and AZL®  Small Cap Stock Index Fund.

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The third paragraph under the “Management” section for AZL International Index Fund on page 38 is deleted and replaced with the following paragraph:

The portfolio managers for the Fund are, since December 2009, Edward Corallo, Managing Director, and, since May 2011, Rachel Aguirre, Managing Director, Christopher Bliss, Managing Director, Jennifer Hsui, Managing Director and Creighton Jue, Managing Director.

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The third paragraph under the “Management” section for AZL Mid Cap Index Fund, AZL Russell 1000 Growth Index Fund and AZL Russell 1000 Value Index Fund on pages 62, 73 and 75 is deleted and replaced with the following paragraph:

The portfolio managers for the Fund are, since December 2009 (since inception for the Russell funds), Edward Corallo, Managing Director, and, since May 2011, Christopher Bliss, Managing Director, Diane Hsiung, Managing Director, Jennifer Hsui, Managing Director, Creighton Jue, Managing Director, and Greg Savage, Managing Director.

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The third paragraph under the “Management” section for AZL S&P 500 Index Fund and AZL Small Cap Stock Index Fund on pages 78 and 85 is deleted and replaced with the following paragraph:

The portfolio managers for the Fund are, since December 2009, Edward Corallo, Managing Director, and, since May 2011, Christopher Bliss, Managing Director, Diane Hsiung, Managing Director, Jennifer Hsui, Managing Director, Creighton Jue, Managing Director, and Greg Savage, Managing Director.

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The following information regarding Rachel Aguirre, Christopher Bliss, Jennifer Hsui, and Creighton Jue is added to the “Fund Management” section, beginning on page 115, relating to AZL International Index Fund, and the information regarding Debra Jelilian, is deleted:

Rachel Aguirre, Vice President and Managing Director; has been responsible for the Fund since May 2011 and has been associated with BlackRock, Inc. since 2009; Associate of Barclays Global Investors (BGI) from 2005 to 2009.

Christopher Bliss, Managing Director; has been responsible for the Fund since May 2011 and has been associated with BlackRock, Inc. since 2009; Principal of Barclays Global Investors (BGI) from 2005 to 2009.

AZLPRO-001-0511  Page 1 of  3]

Jennifer Hsui, Managing Director; has been responsible for the Fund since May 2011 and has been associated with BlackRock, Inc. since 2009; Principal of Barclays Global Investors (BGI) from 2004 to 2009.

Creighton Jue, Managing Director; has been responsible for the Fund since May 2011 and has been associated with BlackRock, Inc. since 2009; Principal of Barclays Global Investors (BGI) from 2005 to 2009

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The following information regarding Christopher Bliss, Diane Hsiung, Jennifer Hsui, Creighton Jue, and Greg Savage is added to the “Fund Management” section, beginning on page 118, relating to AZL Mid Cap Index Fund, AZL Russell 1000 Growth Index Fund, AZL Russell 1000 Value Index Fund, AZL S&P 500 Index Fund and AZL Small Cap Index Fund, and the information regarding Debra Jelilian, is deleted:

Christopher Bliss, Managing Director; has been responsible for the Fund since May 2011 and has been associated with BlackRock, Inc. since 2009; Principal of Barclays Global Investors (BGI) from 2005 to 2009.

Diane Hsiung, Director; has been responsible for the Fund since May 2011 and has been associated with BlackRock, Inc. since 2009; Principal of Barclays Global Investors (BGI) from 2007 to 2009; Associate of BGI from 1999 to 2007.

Jennifer Hsui, Managing Director; has been responsible for the Fund since May 2011 and has been associated with BlackRock, Inc. since 2009; Principal of Barclays Global Investors (BGI) from 2004 to 2009.

Creighton Jue, Managing Director; has been responsible for the Fund since May 2011 and has been associated with BlackRock, Inc. since 2009; Principal of Barclays Global Investors (BGI) from 2005 to 2009

Greg Savage, Managing Director; has been responsible for the Fund since May 2011 and has been associated with BlackRock, Inc. since 2009; Principal of Barclays Global Investors (BGI) from 2007 to 2009; Associate of BGI from 1999 to 2007.

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3.	Effective August 1, 2011, all references to Diane L. Sobin are deleted as a portfolio manager for the AZL® Columbia Mid Cap Value Fund.

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4.
Effective August 31, 2011, Barrett K. Sides, Lead Portfolio Manager is deleted as a portfoilo manager of the AZL®  Invesco International Equity Fund and Mark Jason, Portfolio Manager, is added as a portfolio manager to the AZL®  Invesco International Equity Fund.

The following information regarding Mark Jason is added to the “Fund Management” section, the paragraph relating to AZL Invesco International Equity Fund on page 120 and the information regarding Barrett K. Sides, is deleted:

Mark Jason, Portfolio Manager, has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2001.

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5.
In the section for the “AZL® Franklin Small Cap Value Fund”, the first paragraph of the Principal Investment Strategies of the Fund section, beginning on page 26 is deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments of small capitalization companies. Small capitalization companies are companies with market capitalizations (the total market value of a company’s outstanding stock) at the time of purchase included in the Russell 2500™ Index.

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6.	“Performance Bar Chart and Table” for AZL® Franklin Templeton Founding Strategy Plus Fund and the AZL® S&P 500 Index Fund (Class 2).

The Performance Bar Chart for the AZL Franklin Templeton Founding Strategy Plus Fund on page 32 is deleted in its entirety and replaced with the following:

     Performance Bar Chart and Table
The Performance Bar Chart for the AZL S&P 500 Index Fund (Class 2) on page 78 is deleted in its entirety and replaced with the following:

     Performance Bar Chart and Table (Class 2)

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AZLPRO-001-0511  Page 3 of 3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Supplement dated August 1, 2011,
to the Statement of Additional Information dated May 1, 2011

This supplement updates certain information contained in the Statement of Additional Information and should be attached to the Statement of Additional Information and retained for future reference.

1.	Effective July 1, 2011, BlackRock Advisors, LLC replaced BlackRock Institutional Management Corporation as the subadviser to the AZL® Money Market Fund.

All references to BlackRock Institutional Management Corporation are deleted and replaced with BlackRock Advisors, LLC.

The following information concerning BlackRock Advisors, LLC is added to the Subadvisers of the Funds section, beginning on page 52.  The entry for BlackRock Institutional Management Corporation, on page 53, is deleted:

BLACKROCK ADVISORS, LLC
BlackRock Advisors, LLC is a wholly owned subsidiary of BlackRock, Inc., one of the world’s largest asset management firms with over $3.56 trillion in assets under management as of December 31, 2010. BlackRock has both the experience and expertise to offer a broad range of investment services to many diversified market segments.

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2.
All references to Debra Jelilian are deleted as a portfolio manager for the following funds: AZL®  International Index Fund,  AZL®  Mid Cap Index Fund, AZL®  S&P 500 Index Fund, AZL®  Small Cap Stock Index Fund, AZL®  Russell 1000 Growth Index Fund, and AZL®  Russell 1000 Value Index Fund.

The entries for International Index Fund, Mid Cap Index Fund, Russell 1000 Growth Index Fund, Russell 1000 Value Index Fund, S&P Index Fund, and Small Cap Stock Index Fund in the table of Other Managed Accounts, beginning on page 57, is revised to add the following:

Fund	Portfolio Manager	Other Registered Investment Company Accounts/ Assets Under Management	Other Pooled Investment Vehicles/ Assets Under Management	Other Accounts/ Assets Under Management
International Index Fund	Rachel Aguirre	0 / $0	73 / $ 123.5 billion	37 / $52.7 billion
Mid Cap Index Fund	Diane Hsiung	0 / $0	77 / $105.5 billion	0 / $0
	Greg Savage	0 / $0	193 / $347.7 billion	7 / $365.7 million
Russell 1000 Growth Index Fund	Diane Hsiung	0 / $0	77 / $105.5 billion	0 / $0
	Greg Savage	0 / $0	193 / $347.7 billion	7 / $365.7 million
Russell 1000 Value Index Fund	Diane Hsiung	0 / $0	77 / $105.5 billion	0 / $0
	Greg Savage	0 / $0	193 / $347.7 billion	7 / $365.7 million
S&P 500 Index Fund	Diane Hsiung	0 / $0	77 / $105.5 billion	0 / $0
	Greg Savage	0 / $0	193 / $347.7 billion	7 / $365.7 million
Small Cap Stock Index Fund	Diane Hsiung	0 / $0	77 / $105.5 billion	0 / $0
	Greg Savage	0 / $0	193 / $347.7 billion	7 / $365.7 million

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3.	Effective August 1, 2011, all references to Diane L. Sobin are deleted as a portfolio manager for the AZL® Columbia Mid Cap Value Fund.

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4.
Effective August 31, 2011, Barrett K. Sides, Lead Portfolio Manager is deleted as a portfoilo manager of the AZL®  Invesco International Equity Fund and Mark Jason, Portfolio Manager, is added as a portfolio manager to the AZL®  Invesco International Equity Fund.

The entry for Invesco International Equity Fund, in the table of Other Managed Accounts, on page 58, is revised to delete the entry for Barrett K. Sides and to add the following as of 06/30/2011:

Fund	Portfolio Manager	Other Registered Investment Company Accounts/ Assets Under Management	Other Pooled Investment Vehicles/ Assets Under Management	Other Accounts/ Assets Under Management
Invesco International Equity Fund	Mark Jason	2 / $12.2 million	0 / $ 0	0 / $0

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5.	Effective June 15, 2011, Brian Muench was elected, as a Trustee and Chairman of Allianz Variable Insurance Products Trust and Allianz Variable Insurance Products Fund of Funds Trust.

The second and third paragraphs on page 36 are deleted in their entirety and are replaced with the following two paragraphs:

The chairman of the Board of Trustees is Brian Muench who is an “interested person” of the Trust, as defined under the 1940 Act, by virtue of his employment with Allianz Life Insurance Company of North America (“Allianz”) and the Manager. The Trust does not have a lead independent (non-“interested”) trustee. The Board of Trustees has not found it necessary to create a lead independent trustee because the members of the Board of Trustees, including the independent trustees, have been satisfied with the effectiveness of the existing structure of the Board of Trustees. The independent trustees believe that they have adequate control and influence over the governance of the Board and the Trust.

The Board of Trustees presently is composed of nine members, seven of whom are independent. As described further below, each of the independent trustees is sophisticated and experienced in business matters. Each has prior senior management or board experience. Many of the independent trustees have significant prior experience in the financial services industry. All of the independent trustees have served on the Board of Trustees for at least four years; two independent trustees have served for over ten years.

The following information is added to the “INTERESTED TRUSTEE” chart on page 39:

Brian Muench, Age 39 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/11	President, Allianz Investment Management LLC from November 2010 to present; Vice President, Vice President, Advisory Management, Allianz Investment Management LLC from December 2005 to November 2010; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.	41	None

The following paragraph concerning Mr. Muench is added to the end of the Trustee biographical section on page 40:

Mr. Muench, as President, and previously as Vice President, is responsible for the day-to-day functions of the investment advisor, including management of the investment research process and the investment analytical group which monitors and makes recommendations regarding the retention of existing subadvisers and addition of new subadvisers within the investment option line-up. Prior to joining the Manager, Mr. Muench was Assistant Vice President for Allianz Life’s Treasury Division where he held various management positions, most recently as the Director over asset/liability management functions for general account assets and hedge execution operations. Mr. Muench brings to the Board of Trustees not only his expertise in investment management, but also his day-to-day working knowledge of the strategic direction of the Trust and the performance of the various funds of the Trust and of the subadvisers of the Funds.

The following information is added to the “Dollar Range of Equity Securities in each Fund” Chart on page 41:

Brian Muench 5701 Golden Hills Drive Minneapolis, MN 55416	None	None

The following information is added to the “COMPENSATION TABLE” Chart on page 42:

INTERESTED TRUSTEE

Brian Muench	$0	$0	N/A	$0

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